May 1, 2008

VIA EDGAR

The United States Securities
and Exchange Commission
100 F Street NE
Washington, D.C. 20549-4644

Subject:	Nationwide VL Separate Account-G
Nationwide Life and Annuity Insurance Company
SEC File No. 333-140608
CIK No. 0001313581

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VL Separate Account - G (the “Variable Account”) and Nationwide Life Insurance Company (“the Company”), we certify that the form of the prospectus which would have been filed under paragraphs (b) or (c) of Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 2 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2008.

Please contact the undersigned at (614) 677-8212 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

/s/ Stephen M. Jackson
Stephen M. Jackson
Assistant General Counsel